Stockholders Equity and Earnings per Share (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 09, 2012	Aug. 13, 2012	Nov. 01, 2012	Dec. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Nov. 30, 2009 November 2008 Share Repurchase Program [Member]	Sep. 30, 2011 November 2008 Share Repurchase Program [Member]	Sep. 30, 2010 November 2008 Share Repurchase Program [Member]	Nov. 30, 2010 November 2009 Share Repurchase Program [Member]	Sep. 30, 2012 November 2009 Share Repurchase Program [Member]	Sep. 30, 2011 November 2009 Share Repurchase Program [Member]	Sep. 30, 2011 September 2010 Share Repurchase Program [Member]	Sep. 30, 2012 September 2010 Share Repurchase Program [Member]	Aug. 31, 2011 August 2011 Share Repurchase Program [Member]	Sep. 30, 2012 August 2011 Share Repurchase Program [Member]	Sep. 30, 2011 August 2011 Share Repurchase Program [Member]	May 31, 2012 May 2012 Share Repurchase Program [Member]	Sep. 30, 2012 May 2012 Share Repurchase Program [Member]
Stockholders Equity and Earnings Per Share Details [Abstract]
Common stock, shares authorized					600,000,000	600,000,000
Common stock, par value					$ 0.01	$ 0.01
Preferred Stock Shares Authorized					10,000,000
Preferred Stock Par Or Stated Value Per Share					$ 0.01
Accumulated Other Comprehensive Income Loss Defined Benefit Pension And Other Postretirement Plans Net Of Tax					$ (45,828,000)	$ (47,366,000)
Accumulated Other Comprehensive Income Loss Foreign Currency Translation Adjustment Net Of Tax					13,337,000	(2,501,000)
Other Comprehensive Income, Other, Net of Tax					(166,000)	(274,000)
Accumulated other comprehensive loss					(32,657,000)	(50,141,000)
Treasury Stock Program [Line Items]
Stock Repurchase Program, Authorized Amount			750,000,000					500,000,000			500,000,000			500,000,000		750,000,000			750,000,000
Treasury Stock Acquired Shares									2,800,000	23,300,000		3,200,000	14,400,000		13,300,000		13,400,000	6,600,000		200,000
Purchases of common stock									68,100,000	431,900,000		98,100,000	401,900,000		500,000,000		500,000,000	250,000,000		5,900,000
Treasury Stock Purchase Program Availability																				96,900,000
treasury stock shares retired				238,800,000
Accelerated Share Repurchase Program Authorized Amount		650,000,000
Accelerated Stock Repurchase Program Initial Delivery of Shares		16,800,000
Accelerated Share Repurchase Program Initial Funding Allocated to Share Purchases		647,200,000
Accelerated Share Repurchase Program Initial Funding Allocated to Prepaid Dividends		2,000,000
Accelerated Share Repurchase Program Initial Funding Allocated to Fees		$ 800,000
Accelerated Share Repurchase Program Incremental Shares Received Upon Settlement	100,000
Basic					252,906,000	272,471,000	282,258,000
Incremental Common Shares Attributable To Share Based Payment Arrangements					3,997,000	5,246,000	4,988,000
Diluted					256,903,000	277,717,000	287,246,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share Amount					2,100,000	2,000,000	2,100,000